Expenses from Continuing Operations - Schedule of Listing Expenses (Details) - USD ($)		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Listing Expenses
IFRS 2 listing expenses (note 30)				$ (67,797,276)
Settlement of liabilities relating to the listing of the Company (previously disclosed as a contingent liability)	[1]	(15,500,000)
Issue of 122,549 shares to GEM to settle financing costs				(1,875,000)
Loss on extinguishment of liabilities				(6,334,883)
Total listing expenses		$ (15,500,000)		$ (76,007,159)

[1]	The amount includes $2,500,000 paid to CCM and $13,000,000 estimated settlement with Jett Capital. These costs were attributable to the Sizzle Business Combination which was completed on 28 February 2024. Refer to note 16 for further details.